Notes to the consolidated cash flow statements - Details of the assets and liabilities over which control ceased (Details) - AUD ($) $ in Millions	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Assets:
Cash and balances with central banks	$ 117,886	$ 105,257	$ 102,410
Loans	749,931	739,647	719,556
Other financial assets	7,343	5,626	4,896
Deferred tax assets	1,703	1,754	1,831
Intangible assets	10,724	10,327	10,064
Other assets	582	734	600
Total assets	1,019,108	1,014,198	964,749
Liabilities:
Other financial liabilities	60,102	56,360	51,345
Current tax liabilities	363	219	21
Provisions	2,424	2,950	3,035
Deferred tax liabilities			164
Other liabilities	2,854	2,938	3,379
Total equity attributable to owners of WBC	72,624	70,452	70,279
Assets and liabilities over which control ceased
Assets:
Cash and balances with central banks	18	169
Loans			965
Other financial assets	18	54	12
Life insurance assets		2,180	186
Deferred tax assets		39
Intangible assets	55
Other assets		156	12
Total assets	91	2,598	1,175
Liabilities:
Other financial liabilities	22	32	2
Current tax liabilities			2
Life insurance liabilities		300	(115)
Provisions	1	48	4
Deferred tax liabilities			34
Other liabilities		177	36
Total Liabilities	23	557	(37)
Total equity attributable to owners of WBC	$ 68	$ 2,041	$ 1,212